Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill
Schedule of Intangible assets and goodwill

		Intangible assets subject to amortization
						Standard				Total
				Assets		operating		Total		intangible
		Customer		under		procedures	Crowd	intangible		assets and
(millions)	Note	relationships	Software	construction	Brand	and other	source	assets	Goodwill	goodwill
At cost
As at January 1, 2019		$108.6	$27.3	$6.5	$—	$—	$—	$142.4	$421.2	$563.6
Additions		—	0.6	4.2	—	—	—	4.8	—	4.8
Dispositions, retirements, and other		(0.1)	(1.5)	—	—	—	—	(1.6)	—	(1.6)
Assets under construction put into service		—	7.0	(7.0)	—	—	—	—	—	—
Foreign currency translation adjustments		(0.5)	(0.2)	—	—	—	—	(0.7)	(2.8)	(3.5)
As at December 31, 2019		$108.0	$33.2	$3.7	—	—	—	$144.9	$418.4	$563.3
Additions		—	3.5	7.8	—	0.1	—	11.4	—	11.4
Additions from Acquisition	13(c)	1,057.3	0.9	—	25.3	10.2	120.0	1,213.7	1,017.0	2,230.7
Assets under construction put into service		—	5.4	(5.4)	—	—	—	—	—	—
Foreign currency translation adjustments		57.4	5.5	1.4	2.8	1.1	—	68.2	64.6	132.8
As at December 31, 2020		$1,222.7	$48.5	$7.5	$28.1	$11.4	$120.0	$1,438.2	$1,500.0	$2,938.2
Accumulated amortization
As at January 1, 2019		$16.8	$20.8	$—	$—	$—	$—	$37.6	$—	$37.6
Amortization		14.9	4.2	—	—	—	—	19.1	—	19.1
Dispositions, retirements, and other		—	(1.3)	—	—	—	—	(1.3)	—	(1.3)
Foreign currency translation adjustments		(0.2)	—	—	—	—	—	(0.2)	—	(0.2)
As at December 31, 2019		$31.5	$23.7	$—	$—	$—	$—	$55.2	$—	$55.2
Amortization		65.6	7.9	—	6.8	2.5	—	82.8	—	82.8
Foreign currency translation adjustments		5.4	0.1	—	0.3	0.1	—	5.9	—	5.9
As at December 31, 2020		$102.5	$31.7	$—	$7.1	$2.6	—	$143.9	$—	$143.9
Net book value
As at December 31, 2019		$76.5	$9.5	$3.7	—	—	—	$89.7	$418.4	$508.1
As at December 31, 2020		$1,120.2	$16.8	$7.5	$21.0	$8.8	$120.0	$1,294.3	$1,500.0	$2,794.3

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

	Competence		Managed IT
As at acquisition-date fair values (millions)	Call Center		Services	Lionbridge AI		Combined
Assets
Current assets
Cash and cash equivalents	$67.9		$—	$2.7		$70.6
Accounts receivable[1]	48.7		2.4	40.4		91.5
Other	1.4		2.9	6.0		10.3
	$118.0		$5.3	$49.1		$172.4
Non-current assets
Property, plant and equipment
Owned assets	$15.9		$25.4	$0.2		$41.5
Right-of-use lease assets	32.6		—	2.5		35.1
Intangible assets subject to amortization	569.9	[2]	0.8	643.0	[3]	1,213.7
Deferred income taxes	—		1.3	—		1.3
Other	1.7		2.2	—		3.9
	$620.1		$29.7	$645.7		$1,295.5
Total identifiable assets acquired	$738.1		$35.0	$694.8		$1,467.9
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$32.0		$1.1	$22.4		$55.5
Income and other taxes payable	47.7		—	11.1		58.8
Advance billings and customer deposits	—		0.8	0.7		1.5
Current maturities of long-term debt	8.1		—	0.7		8.8
	$87.8		$1.9	$34.9		$124.6
Non-current liabilities
Long-term debt	$163.4		$—	$1.8		$165.2
Other long-term liabilities	—		0.7	0.4		1.1
Deferred income taxes	162.6		—	186.5		349.1
	$326.0		$0.7	$188.7		$515.4
Total liabilities assumed	$413.8		$2.6	$223.6		$640.0
Net identifiable assets acquired	$324.3		$32.4	$471.2		$827.9
Goodwill	548.7		—	468.3		1,017.0
Net assets acquired	$873.0		$32.4	$939.5		$1,844.9
Acquisition effected by way of:
Cash consideration	$873.0		$—	$939.5		$1,812.5
Share consideration	—		48.8	—		48.8
Excess of fair value of consideration paid over the carrying value of business acquired	—		(16.4)	—		(16.4)
	$873.0		$32.4	$939.5		$1,844.9

(1)The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.

(2)Customer relationships are generally expected to be amortized over periods of 10 years; standard operating procedures are expected to be amortized over periods of 5 years; brands are expected to be amortized over periods of 3 years, and software is expected to be amortized over periods of 3 to 5 years.

(3)Customer relationships are generally expected to be amortized over periods of 15 years and crowdsource assets are expected to be amortized over periods of 8 years.

Schedule of pro forma information of business acquisition operating results

Year Ended December 31, 2020		Competence
(millions except per share amounts)	As reported(1)	Call Center	Managed IT Services	Lionbridge AI(3)	Pro forma(2)
Revenue arising from contracts with customers	$1,581.6	$32.7	$33.4	$239.1	$1,886.8
Net income (loss)	$102.9	$(1.7)	$3.3	$(31.0)	$73.5
Earnings (loss) per share
Basic	$0.46	$(0.01)	$0.02	$(0.14)	$0.33
Diluted	$0.46	$(0.01)	$0.02	$(0.14)	$0.33
(1)

Revenue arising from contracts with customers and net income for the year ended December 31, 2020, include: $395.4 million and $76.5 million, respectively, in respect of Competence Call Center. Revenues and net income for the year ended December 31, 2020, include: $76.9 million and $3.1 million, respectively, in respect of MITS. The acquisition of Lionbridge AI had no impact on our revenues or net income for the year ended December 31, 2020, as the transaction occurred on December 31, 2020.

(2)

Pro forma amounts for the year ended December 31, 2020 reflect results of the transferred business. The actual results of the transferred business have been included in our Consolidated statements of income and other comprehensive income effective from the date of acquisition.

(3)

Financial information for Lionbridge AI for the year ended December 31, 2020 represents results for a period prior to our acquisition of the Lionbridge AI business, which was completed on December 31, 2020. The financial information for Lionbridge AI is preliminary and has been derived from financial information provided by the seller of Lionbridge AI under a transition services agreement. Additionally, the preliminary financial information for Lionbridge AI provided by the seller reflects shared cost allocations attributed to Lionbridge AI by the seller that may not be reflective of actual costs for Lionbridge AI as part of TELUS International.